SIGNIFICANT ACCOUNTING POLICIES (Details) USh in Millions		12 Months Ended
	Oct. 12, 2015	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 UGX (USh)	Sep. 30, 2018 HKD ($)	Sep. 30, 2017 CNY (¥)
Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		ZK International
Subsidiary of Limited Liability Company or Limited Partnership, State		BVI
Subsidiary of Limited Liability Company or Limited Partnership, Date		May 13, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital		$ 50,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		A holding company with no operation activities itself for the years then ended
Subsidiary One [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		43.05%
Subsidiary One [Member] | WANG Ming Jie [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	20.00%	10.89%
Subsidiary One [Member] | WANG Guo Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	20.00%	10.89%
Subsidiary One [Member] | WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		1.09%
Subsidiary Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		ZK Pipe
Subsidiary of Limited Liability Company or Limited Partnership, State		Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Date		May 28, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital					$ 1,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Have not commenced operations
Subsidiary Two [Member] | ZK International [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%	100.00%
Subsidiary Three [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Wenzhou Weijia
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Jun. 17, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital		$ 20,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Have not commenced operations
Subsidiary Three [Member] | ZK Pipe [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Subsidiary Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Zhejiang Zhengkang
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Dec. 04, 2001
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | ¥			¥ 30,000,000			¥ 100,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Principally operated in manufacturing and sales of steel strip, steel pipe and fittings
Subsidiary Four [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		1.00%
Subsidiary Four [Member] | Wenzhou Weijia [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		99.00%
Subsidiary Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Wenzhou Zhengfeng
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Dec. 24, 1999
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | ¥			2,880,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang
Subsidiary Five [Member] | Zhejiang Zhengkang [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Subsidiary Six [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Zhenglong Ecommerce
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Mar. 15, 2018
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | ¥			¥ 5,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Principally operated in online sales and promoting of steel strip, steel pipe and fittings
Subsidiary Six [Member] | Zhejiang Zhengkang [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		90.00%
Subsidiary Seven [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		ZK Uganda
Subsidiary of Limited Liability Company or Limited Partnership, State		Uganda
Subsidiary of Limited Liability Company or Limited Partnership, Date		Mar. 23, 2018
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | USh				USh 20
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Have not commenced operations
Subsidiary Seven [Member] | ZK International [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		80.00%
Subsidiary Eight [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		XSigma
Subsidiary of Limited Liability Company or Limited Partnership, State		BVI
Subsidiary of Limited Liability Company or Limited Partnership, Date		Jan. 18, 2018
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital		$ 50,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Have not commenced operations
Subsidiary Eight [Member] | ZK International [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%